Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period		¥ 125,420	¥ 81,645
Additions		37,793	43,408
Impairment	$ (79)	(494)	0	¥ (455)
Foreign currency translation adjustments		(570)	367
Goodwill at the end of period	25,850	162,149	125,420	81,645
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill		166,093	128,870
Accumulated impairment losses of goodwill		3,944	3,450
Impairment losses on goodwill	$ 79	494	0	455
Core commerce
Changes in goodwill
Goodwill at the beginning of period		79,855	66,223
Additions		37,458	13,298
Foreign currency translation adjustments		(515)	334
Goodwill at the end of period		116,798	79,855	66,223
Cloud computing
Changes in goodwill
Goodwill at the beginning of period		368	368
Goodwill at the end of period		368	368	368
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period		40,521	10,378
Additions		335	30,110
Impairment		(494)
Foreign currency translation adjustments		(55)	33
Goodwill at the end of period		40,307	40,521	10,378
Goodwill, Impaired, Accumulated Impairment Loss
Impairment losses on goodwill		494
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period		4,676	4,676
Goodwill at the end of period		¥ 4,676	¥ 4,676	¥ 4,676